Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
Summary of Financial Liabilities at Fair Value Through Profit or Loss

	As of December 31,
	2022	2021
Earnout liabilities (Note a)	$24,147	$—
Earn-in liabilities (Note b)	13,384	—
Warrant liabilities (Note c)	9,418	—
Redeemable preferred shares (Note d)	—	107,862
	$46,949	$107,862
Categories of financial instruments

	As of December 31,
	2022	2021
Financial assets

Financial assets at amortized cost (Note i)	$261,717	$268,420

Financial liabilities

Financial liabilities at FVTPL	46,949	107,862
Financial liabilities at amortized cost (Note ii)	445,988	515,665
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, bonds, notes and trade payables, and other financial liabilities.